Credit Risk (Narrative) (Detail)	6 Months Ended
	Jun. 30, 2023 USD ($) Counterparty	Dec. 31, 2022 USD ($)
Concentration Risk and Guarantor Obligations [Line Items]
Credit exposure	$ 208,000,000
Additional collateral to be posted if the credit related contingent features were triggered	89,000,000	$ 140,000,000
Collateral derivatives with credit-related contingent provision in a liability position	1,000,000
Aggregate fair value of all derivative instruments with credit contingent provisions that are in a liability position	90,000,000	212,000,000
Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Credit exposure	63,000,000
Additional collateral to be posted if the credit related contingent features were triggered	35,000,000	28,000,000
Collateral derivatives with credit-related contingent provision in a liability position	0	72,000,000
Letter of credit as collateral posted for derivatives in liability position	4,000,000	20,000,000
Aggregate fair value of all derivative instruments with credit contingent provisions that are in a liability position	$ 35,000,000	$ 99,000,000
Credit Concentration Risk
Concentration Risk and Guarantor Obligations [Line Items]
Number of counterparties | Counterparty	0
Amount of exposure for single counterparty	$ 47,000,000
Credit Concentration Risk | Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Number of counterparties | Counterparty	0
Amount of exposure for single counterparty	$ 12,000,000
Credit Concentration Risk | Investment Grade Counterparty | Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	75.00%
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	86.00%